Stockholders' Equity (Deficit) (Details)			6 Months Ended	12 Months Ended
	Apr. 16, 2025 $ / shares shares	Apr. 15, 2025 $ / shares shares	Jun. 30, 2025 Vote $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 17, 2024 $ / shares
Stockholders' Equity (Deficit)
Common stock, shares authorized (in shares)			150,000,000	58,251,629	58,251,629
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)			9,373,433	2,574,767	19,134,164
Common stock, shares outstanding (in shares)			9,373,433	2,574,767	19,134,164
Number of votes per share | Vote			1	1
Dividend declared | $ / shares			$ 0	$ 0	$ 0
Shares reserved for future issuance				36,014,953	36,078,703
Legacy Tvardi
Stockholders' Equity (Deficit)
Number of shares of Legacy Tvardi common stock converted		2,575,494
Issuance of common stock upon the conversion of Convertible Notes (in shares)		1,265,757
Number of shares issued to Cara shareholders on acquisition		1,550,381
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Legacy Tvardi Preferred Stock
Stockholders' Equity (Deficit)
Number of shares of Legacy Tvardi preferred stock converted (in shares)		3,963,910
Preferred stock authorized			5,000,000
Preferred stock par value | $ / shares			$ 0.001
Preferred stock shares issued			0
Preferred stock shares outstanding			0
Legacy Tvardi Convertible Notes
Stockholders' Equity (Deficit)
Issuance of common stock upon the conversion of Convertible Notes (in shares)	1,265,757	1,265,757
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001